Shareholder Report, Average Annual Return (Details) DFFQ_DFA Social Fixed Income Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	115 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Social Fixed Income Portfolio – Institutional
Average Annual Return, Percent	6.33%	0.06%	1.95%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.70%